Subsequent Events - Contributions from the Mexican Government (Details) - MXN ($) $ in Thousands			2 Months Ended	9 Months Ended	12 Months Ended
	Nov. 27, 2025	Oct. 27, 2025	Dec. 05, 2025	Sep. 30, 2025	Dec. 31, 2024
Contributions A
Disclosure of non-adjusting events after reporting period [line items]
Increase in certificates of contribution				$ 380,100,879	$ 156,509,050
Subsequent event | Petroleos Mexicanos | Construction of Dos Bocas Refinery
Disclosure of non-adjusting events after reporting period [line items]
Total			$ 11,011,062
Subsequent event | Petroleos Mexicanos | Strengthening of Financial Position One, October 2025
Disclosure of non-adjusting events after reporting period [line items]
Total		$ 5,302,977
Subsequent event | Petroleos Mexicanos | Strengthening of Financial Position Two, October 2025
Disclosure of non-adjusting events after reporting period [line items]
Total		$ 121,037
Subsequent event | Petroleos Mexicanos | Strengthening of Financial Position One, November 2025
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 1,023,555
Subsequent event | Petroleos Mexicanos | Strengthening of Financial Position Two, November 2025
Disclosure of non-adjusting events after reporting period [line items]
Total	2,220,543
Subsequent event | Petroleos Mexicanos | Strengthening of Financial Position Three, November 2025
Disclosure of non-adjusting events after reporting period [line items]
Total	$ 2,342,950
Subsequent event | Contributions A
Disclosure of non-adjusting events after reporting period [line items]
Increase in certificates of contribution			$ 11,011,062